Royalty, stream and working interests - Impairments of Royalties, Streams and Working Interests (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016
Impairments
Number of assets with impairment indicators. | item	3
Impairment of royalty, streams and working interests		$ 76,000,000
Discount rate (as a percent)				5.00%
Change in gold price assumption for impairment analysis (as a percent)	10.00%
Change in gold price assumption (as a percent)	10.00%
Change in discount rate assumption for impairment analysis (as a percent)				3.00%
Levack-Morrison
Impairments
Impairment of royalty, streams and working interests		54,400,000
Recoverable amount of cash generating unit	$ 3,600,000
Podolsky
Impairments
Impairment of royalty, streams and working interests		21,000,000
Recoverable amount of cash generating unit	0
McCreedy-West
Impairments
Recoverable amount of cash generating unit	11,000,000
Exploration assets
Impairments
Impairment of royalty, streams and working interests		$ 600,000
Key assumptions in the impairment testing analysis
Impairments
Long term gold price (in dollars per ounce)	1,284		$ 1,318
Long term platinum price (in dollars per ounce)	864		931
Long term palladium price (in dollars per ounce)	$ 1,184		$ 1,137